As filed with the Securities and Exchange Commission on January 13, 2011

Registration No. 333-110049

811-21461

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY—B

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 11

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12

SEPARATE ACCOUNT VA Q

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on February 11, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on November 15, 2010. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 10 to Form N-4, File No. 333-110049) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 13th day of January, 2011.

SEPARATE ACCOUNT VA Q

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	, 2011

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2011

* Eric J. Martin	Vice President and Corporate Controller	, 2011

* Brenda K. Clancy	Director and President	, 2011

* M. Craig Fowler	Vice President and Treasurer	, 2011

* Mark W. Mullin	Chief Executive Officer and Director	, 2011

* Kenneth Kilbane	Chairman of the Board and Director	, 2011

/S/ DARIN D. SMITH *By: Darin D. Smith	Vice President, Assistant Secretary, and General Counsel	January 13, 2011

*By: Darin D. Smith – Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.